Pzena Small Cap Value Fund
Schedule of Investments
November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.26%
Consumer Discretionary - 10.86%
Avis Budget Group, Inc. (a)	20,375	$716,589
Dana, Inc.	85,853	1,445,764
Hooker Furniture Corp.	35,455	1,073,223
Motorcar Parts of America, Inc. (a)	47,874	963,225
PVH Corp.	12,538	996,646
		5,195,447
Consumer Staples - 3.48%
Spectrum Brands Holdings, Inc.	10,672	713,210
Universal Corp.	20,906	951,432
		1,664,642
Energy - 6.64%
Murphy Oil Corp.	77,006	774,680
National Oilwell Varco, Inc.	64,777	794,166
NexTier Oilfield Solutions, Inc. (a)	300,963	842,696
TechnipFMC PLC (b)	91,670	761,778
		3,173,320
Financial Services - 30.52%
American Equity Investment Life Holding Co.	24,945	655,555
Argo Group International Holdings, Ltd. (b)	23,425	918,026
Associated Banc-Corp.	86,755	1,329,087
Axis Capital Holdings, Ltd. (b)	34,903	1,748,989
CNO Financial Group, Inc.	85,193	1,812,907
Cowen, Inc. - Class A	19,647	470,742
First Midwest Bancorp, Inc.	66,127	925,117
Hope Bancorp, Inc.	98,536	934,121
Realogy Holdings Corp. (a)	42,073	517,919
TCF Financial Corp.	28,432	955,315
Umpqua Holdings Corp.	66,546	924,324
Univest Financial Corp.	49,701	910,025
Webster Financial Corp.	41,484	1,569,755
WSFS Financial Corp.	24,276	925,644
		14,597,526
Health Care - 3.53%
Triple-S Management Corp. - Class B (a)(b)	44,987	1,008,159
Varex Imaging Corp. (a)	40,803	680,594
		1,688,753
Materials & Processing - 6.53%
JELD-WEN Holding, Inc. (a)	47,335	1,145,034
Olin Corp.	55,169	1,207,649
Orion Engineered Carbons S.A. (b)	49,491	770,080
		3,122,763
Producer Durables - 24.46%
Belden, Inc.	37,328	1,436,381
Enerpac Tool Group Corp.	68,508	1,533,894
MasTec, Inc. (a)	7,866	446,081
Moog, Inc. - Class A	12,626	976,747
REV Group, Inc.	103,614	957,393
Ryder System, Inc.	28,517	1,688,778
Steelcase, Inc.	114,402	1,389,984
Terex Corp.	52,221	1,618,851
TriMas Corp. (a)	34,362	918,496
TrueBlue, Inc. (a)	38,207	729,754
		11,696,359
Technology - 10.24%
Avnet, Inc.	38,526	1,169,264
Celestica, Inc. (a)(b)	192,859	1,452,229
Plantronics, Inc.	25,013	683,355
ScanSource, Inc. (a)	36,731	921,948
Super Micro Computer, Inc. (a)	23,673	667,815
		4,894,611
Total Common Stocks (Cost $44,194,382)		46,033,421

REIT - 1.64%
Financial Services - 1.64%
DiamondRock Hospitality Co.	104,518	785,975
Total REIT (Cost $698,525)		785,975

SHORT-TERM INVESTMENT - 1.78%
Money Market Fund - 1.78%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	851,545	851,545
Total Short-Term Investment (Cost $851,545)		851,545

Total Investments (Cost $45,744,452) - 99.68%		47,670,941
Other Assets in Excess of Liabilities - 0.32%		153,751
TOTAL NET ASSETS - 100.00%		$47,824,692

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of November 30, 2020.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Small Cap Value Fund
Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2020:

Pzena Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$1,977,729	$-	$-	$1,977,729
Consumer Discretionary	6,585,431	-	-	6,585,431
Consumer Staples	1,664,642	-	-	1,664,642
Energy	3,173,321	-	-	3,173,321
Financials	14,597,525	-	-	14,597,525
Health Care	1,688,753	-	-	1,688,753
Industrials	11,451,409	-	-	11,451,409
Technology	4,211,256	-	-	4,211,256
Telecommunications	683,355	-	-	683,355
Total Common Stocks	46,033,421	-	-	46,033,421
REIT	785,975	-	-	785,975
Short-Term Investment	851,545	-	-	851,545
Total Investments	$47,670,941	$-	$-	$47,670,941

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.